Fair Value Measurements - Derivative Instruments at Fair Value (Details) - USD ($) $ in Thousands	Jul. 31, 2022	Jan. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Equity derivative contracts	$ 10,237	$ 10,863
Contingent consideration	27,579	12,990
Level 2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Equity derivative contracts	10,237	10,863
Level 3
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Contingent consideration	$ 27,579	$ 12,990